Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Shares to be issued [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Merger reserve [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Mar. 31, 2015	$ 7,502	$ 168,008	$ 1,686	$ 22,175	$ (8,802)	$ 63,554		$ (10,426)	$ 243,697
Statement Line Items [Line Items]
Net loss for the year								(92,253)	(92,253)
Other comprehensive loss					(34)		19		(15)
Total comprehensive loss for the year					(34)		19	(92,253)	(92,268)
Issue of shares, net of costs	35	37	(1,662)			1,654			64
Credit to equity for Share-based payments				4,415					4,415
Tax movement on share options								30	30
Balance at Mar. 31, 2016	7,537	168,045	24	26,590	(8,836)	65,208	19	(102,649)	155,938
Statement Line Items [Line Items]
Net loss for the year								(18,790)	(18,790)
Other comprehensive loss					245		(27)		218
Total comprehensive loss for the year					245		(27)	(18,790)	(18,572)
Issue of shares, net of costs	1,130	114				42,612		(2)	43,854
Credit to equity for Share-based payments				2,015					2,015
Balance at Mar. 31, 2017	8,667	168,159	24	28,605	(8,591)	107,820	(8)	(121,441)	183,235
Statement Line Items [Line Items]
Net loss for the year								(13,875)	(13,875)
Other comprehensive loss					(1,713)		8		(1,705)
Total comprehensive loss for the year					(1,713)		8	(13,875)	(15,580)
Issue of shares, net of costs	42	891							933
Credit to equity for Share-based payments				2,164					2,164
Issue of shares, net of costs related to acquisitions	3,932	102,965	2,069	967					109,933
Capitalization of merger reserve (note 23)		58,001			542	(58,543)
Capital reduction (note 23)		(226,160)			40,487			185,673
Balance at Mar. 31, 2018	$ 12,641	$ 103,856	$ 2,093	$ 31,736	$ 30,725	$ 49,277		$ 50,357	$ 280,685